Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2020 $ / shares	Jun. 30, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares
Accounts Receivable, Allowance for Credit Loss, Current | ¥		¥ 3,215,000		¥ 922,000
Douyu [Member]
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		500,000,000		500,000,000
Ordinary shares, shares issued		34,568,689		34,568,689
Ordinary shares, shares outstanding		33,098,886		32,751,819
Treasury Stock, Common, Shares		1,177,499		291,207
Accounts Receivable, Allowance for Credit Loss, Current | ¥		¥ 14,426,759		¥ 15,834,902
Common Class A [Member]
Ordinary shares, par value | $ / shares	0.0001		0.0001
Ordinary shares, shares authorized		750,000,000		750,000,000
Ordinary shares, shares issued		70,054,088		67,101,314
Ordinary shares, shares outstanding		70,054,088		67,101,314
Common Class B [Member]
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		200,000,000		200,000,000
Ordinary shares, shares issued		152,357,321		152,357,321
Ordinary shares, shares outstanding		152,357,321		152,357,321